Intangible Assets (Details)	12 Months Ended
Feb. 28, 2021
Disclosure of intangible assets [text block] [Abstract]
Staff costs, description	Staff costs of ZAR41.0 million (2020: ZAR31.2 million) have been capitalized to product development costs with regard to the development of new generation telematics hardware and platform software which was deployed in the current year.